Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Contractual Cash Flows and Other Financing (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Liquidity Risk [line items]
Non-financial public sector	$ 306,907,837	$ 129,265,586
Financial sector	164,361,530	95,969,670
Non-financial private sector and foreign residents	14,464,756,812	10,137,943,299
Total	14,936,026,179	10,363,178,555
Matured [member]
Disclosure Of Liquidity Risk [line items]
Non-financial public sector	1,220
Non-financial private sector and foreign residents	182,690,382	44,352,097
Total	182,691,602	44,352,097
Not later than one month [member]
Disclosure Of Liquidity Risk [line items]
Non-financial public sector	59,375,518	6,731,257
Financial sector	82,994,441	82,296,676
Non-financial private sector and foreign residents	3,700,091,598	2,892,364,871
Total	3,842,461,557	2,981,392,804
Not later than three months [member]
Disclosure Of Liquidity Risk [line items]
Non-financial public sector	26,239,580	16,899,947
Financial sector	5,463,978	230,986
Non-financial private sector and foreign residents	1,564,945,424	1,086,501,701
Total	1,596,648,982	1,103,632,634
Later than three months and not later than six months [member]
Disclosure Of Liquidity Risk [line items]
Non-financial public sector	37,993,719	17,484,351
Financial sector	47,962,627	319,790
Non-financial private sector and foreign residents	1,928,426,444	1,264,654,149
Total	2,014,382,790	1,282,458,290
Later than six months and not later than one year [member]
Disclosure Of Liquidity Risk [line items]
Non-financial public sector	50,509,797	42,610,046
Financial sector	11,239,794	11,028,493
Non-financial private sector and foreign residents	2,149,684,416	1,476,883,878
Total	2,211,434,007	1,530,522,417
Over 12 months and up to 24 months [member]
Disclosure Of Liquidity Risk [line items]
Non-financial public sector	85,386,406	45,539,985
Financial sector	11,977,647	2,088,618
Non-financial private sector and foreign residents	2,076,187,676	1,626,302,109
Total	2,173,551,729	1,673,930,712
Later than two years [member]
Disclosure Of Liquidity Risk [line items]
Non-financial public sector	47,401,597
Financial sector	4,723,043	5,107
Non-financial private sector and foreign residents	2,862,730,872	1,746,884,494
Total	$ 2,914,855,512	$ 1,746,889,601